Organization and Business	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
RENEO PHARMACEUTICALS INC [Member]
Organization and Business
1. Organization and Business
Organization
Reneo Pharmaceuticals, Inc. (Reneo or the Company) is a pharmaceutical company historically focused on the development and commercialization of therapies for patients with rare genetic mitochondrial diseases, which are often associated with the inability of mitochondria to produce adenosine triphosphate. The Company’s only product candidate, mavodelpar, is a potent and selective agonist of the peroxisome proliferator-activated receptor delta (PPAR
d
). Mavodelpar has been shown to increase transcription of genes involved in mitochondrial function and increase fatty acid oxidation , and may increase production of new mitochondria.
On December 14, 2023, the Company announced that its pivotal STRIDE study, a global, randomized, double-blind, placebo-controlled Phase 2b trial of mavodelpar in adult patients with primary mitochondria myopathy due to mitochondrial DNA defects, did not meet its primary or secondary efficacy endpoints. As a result, the Company suspended the development activities for mavodelpar and implemented cash preservation activities, including a substantial workforce reduction. The Company implemented a reduction in workforce in December 2023 and February 2024, and currently has eight full-time employees remaining.
In January 2024, the Company’s Board of Directors retained an independent financial advisor to initiate a formal process to evaluate potential strategic alternatives focused on maximizing stockholder value, including, but not limited to, a merger, sale, other business combination, a strategic partnership with one or more parties, or the licensing, sale or divestiture of its assets. The Company is no longer pursuing further clinical development of mavodelpar at this time.
On May 10, 2024, the Company entered into an Agreement and Plan of Merger (Merger Agreement and the transactions contemplated thereby, Proposed Transactions) with Radiate Merger Sub I, Inc., a Delaware corporation and its direct, wholly owned subsidiary (Merger Sub I), Radiate Merger Sub II, LLC, a Delaware limited liability company and its direct, wholly owned subsidiary (Merger Sub II), and OnKure, Inc., a Delaware corporation (OnKure), pursuant to which, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, (a) Merger Sub I will merge with and into OnKure (the First Merger), with Merger Sub I ceasing to exist and OnKure surviving the First Merger as its wholly owned subsidiary (Reneo following the First Merger, NewCo), and (b) as promptly as practicable following the First Merger, OnKure, as the surviving corporation of the First Merger, will merge with and into Merger Sub II, with OnKure ceasing to exist and Merger Sub II surviving the Second Merger as a wholly owned subsidiary of NewCo (the Second Merger, and together with the First Merger, the Mergers). At the effective time of the First Merger (the First Effective Time) and upon filing of an amendment to the Company’s amended and restated certificate of incorporation to reclassify its common stock, each share of the Company’s common stock existing and outstanding immediately prior thereto will be recapitalized and remain outstanding as a share of NewCo Class A common stock without any conversion or exchange thereof, subject to a proposed reverse stock split of all of the shares of the Company’s common stock outstanding at the time of effectiveness thereof by a ratio to be determined by OnKure subject to the Company’s approval (the Reverse Stock Split). Upon the First Effective Time, all shares of OnKure capital stock outstanding immediately prior to the First Effective Time, after giving effect to an assumed common stock exchange ratio of 0.024482 and an assumed preferred stock exchange ratio of 0.150062, will be converted into the right to receive approximately 7,695,878 shares of NewCo common stock in the aggregate, which is subject to adjustment as set forth in the Merger Agreement.
In connection with the Mergers, on May 10, 2024, the Company concurrently entered into a Subscription Agreement with certain existing OnKure stockholders and new investors (collectively, PIPE Investors) pursuant to which, among other things, the Company agreed to issue to the PIPE Investors shares of NewCo Class A common stock concurrently with the Mergers in a private placement transaction for an aggregate purchase price of $
65.0 million, which amount may be increased to up to $85.0 million through additional subscriptions from additional PIPE Investors (the Concurrent PIPE Investments). The closing of the Concurrent PIPE Investments is conditioned upon the satisfaction or waiver of the conditions to the closing of the Mergers and the substantially concurrent closing of the Mergers, as well as certain other conditions.
Immediately after the Mergers,
pre-Mergers
OnKure stockholders are expected to own approximately 69.4% of NewCo on a fully-diluted basis and pre-Mergers
Reneo stockholders are expected to own approximately 30.6% of NewCo on a fully-diluted basis. Following the completion of the Concurrent PIPE Investments, assuming a subscription amount of (a) $65.0 million, pre-Mergers
OnKure stockholders are expected to own approximately 54.8% of NewCo on a fully-diluted basis, pre-Mergers
Reneo stockholders are expected to own approximately 24.2% of NewCo on a fully-diluted basis, and the PIPE Investors are expected to own approximately 21.0% of NewCo on a fully-diluted basis, and (b) $85.0 million, pre-Mergers
OnKure stockholders are expected to own approximately 51.5% of NewCo on a fully-diluted basis, pre-Mergers
Reneo stockholders are expected to own approximately 22.7% of NewCo on a fully-diluted basis, and the PIPE Investors are expected to own approximately 25.8% of NewCo on a fully-diluted basis. The exchange ratios, and related pro forma ownership, will be adjusted (i) to account for the effect of the proposed Reverse Stock Split and (ii) to the extent that Reneo’s net cash as of the close of business on the business day immediately preceding the closing date of the Mergers is less than $59.0 million or greater than $61.0 million (resulting in pre-Mergers
Reneo stockholders owning less or more of NewCo, respectively). The expected relative ownership percentages of pre-Mergers
OnKure stockholders and
pre-Mergers
Reneo stockholders of NewCo are calculated using the treasury stock method, as described in the Merger Agreement.
The Mergers, which have been approved by the Company’s Board of Directors and the board of directors of OnKure, are expected to close in the second half of 2024, subject to the satisfaction or waiver of certain closing conditions, including the approval of the Company’s stockholders. Certain stockholders of Reneo holding approximately 28.2% of the outstanding shares of its common stock entered into support agreements with Reneo and OnKure to vote all of their shares of the Company’s common stock in favor of the Mergers, subject to the terms of the support agreements. Although the Company has entered into the Merger Agreement and intends to consummate the proposed Mergers, there is no assurance that the Company will be able to successfully consummate the proposed Mergers on a timely basis, or at all. If, for any reason, the proposed Mergers are not completed, the Company will reconsider its strategic alternatives and could pursue another strategic transaction similar to the proposed Mergers, potential collaborative, partnering or other strategic arrangements for the Company’s assets, including a license, sale or divestiture of its assets, or liquidate and distribute available cash.
Liquidity
From its inception in 2014, the Company has incurred significant losses and negative cash flows from operations and expects to continue to incur net losses into the foreseeable future and may never become profitable. As of June 30, 2024, the Company had cash, cash equivalents and short-term investments of $76.7 million , which the Company believes will be sufficient to fund the Company’s current operating plan for at least the next 12 months from the date of issuance of these unaudited condensed financial statements.
On October 4, 2024, the Company effected a 1-for-10 reverse stock split of its common stock. The par value and the authorized shares of the common stock were not adjusted as a result of the reverse stock split. The accompanying consolidated financial statements and notes to the consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.

1. Organization and Business
Organization
Reneo Pharmaceuticals, Inc. (Reneo or the Company) commenced operations on September 22, 2014 as a pharmaceutical company and has historically focused on the development of therapies for patients with rare genetic mitochondrial diseases. In December 2017, the Company in-licensed
mavodelpar (REN001), a novel oral peroxisome proliferator-activated receptor delta (PPAR
d
) agonist.
Risks and Uncertainties
On December 14, 2023, the Company announced that its pivotal STRIDE study, a global, randomized, double-blind, placebo-controlled Phase 2b trial of mavodelpar in adult patients with primary mitochondria myopathy due to mitochondrial DNA defects, did not meet its primary or secondary efficacy endpoints. As a result, the Company suspended the development activities of its only product candidate, mavodelpar, and implemented cash preservation activities, including substantial workforce reduction. In December 2023, the Company implemented a workforce reduction and recognized approximately $2.5 million in severance and continuation of benefit expenses for the year ended December 31, 2023.
The Company is subject to a number of risks similar to other pharmaceutical companies including, but not limited to, dependency on the clinical and commercial success of the Company’s potential product candidates, ability to obtain regulatory approval of any such potential product candidates, the need for substantial additional financing to achieve its goals, uncertainty of broad adoption of its approved products, if any, by physicians, consumers and third-party payors, significant competition and untested manufacturing capabilities, and dependence on key individuals and sole source suppliers.
Liquidity
From its inception in 2014, the Company has incurred significant losses and negative cash flows from operations and expects to continue to incur net losses into the foreseeable future and may never become profitable. As of December 31, 2023, the Company had cash, cash equivalents and short-term investments of $103.0 million to fund future operations. Since inception through December 31, 2023, the Company has funded its operations primarily through the issuance and sale of equity securities. Management has prepared cash flow forecasts which indicate that, based on the Company’s current cash resources available and working capital, the Company will have sufficient resources to fund its operations for at least one year after the date the consolidated financial statements are issued.
Future capital requirements will depend on many factors, including the timing and extent of spending on its operations and there can be no assurance that the Company will be successful in obtaining additional funding, that the Company’s projections of its future working capital needs will prove accurate, or that any additional funding would be sufficient to continue operations in future years. If the Company is not able to secure adequate additional funding, the Company may be forced to make reductions in spending, extend payment terms with suppliers, liquidate assets where possible, and/or suspend or curtail planned programs. Any of these actions could negatively impact the Company’s business, results of operations, and future prospects.
Public Offerings
In May 2022, the Company entered into an
at-the-market
equity offering sales agreement with Leerink Partners LLC (Leerink), previously SVB Securities LLC (2022 ATM Facility), under which it could offer and sell from time to time at its sole discretion, up to $20.0 million in shares of its common stock. On November 13, 2023, concurrent with entering into the
2023 ATM Facility (defined below), the Company and Leerink terminated the 2022 ATM Facility. The Company had sold an aggregate of $1.2 million under the 2022 ATM Facility as of the termination date.
In May 2023, the Company completed a public offering in which it sold an aggregate of 790,625 shares of common stock, which included the full exercise of the underwriters’ option to purchase an additional 103,125 shares of common stock, at a price of $80.00 per share. The Company received total net proceeds from the offering of approximately $58.9 million, after deducting underwriting discounts and commissions and offering expenses.
Also, in May 2023, the Company completed a concurrent private placement in which it sold an aggregate of 62,500 shares of common stock to Abingworth Bioventures 8 L.P., a holder of more than 5% of the Company’s common stock, at a price of $80.00 per share. The Company received total net proceeds of approximately $4.7 million, after deducting advisor fees and other estimated fees and expenses.
On November 13, 2023, the Company entered into an
at-the-market
equity offering sales agreement (Sales Agreement) with Leerink under which it may offer and sell, from time to time, at its sole discretion, up to $100.0 million in shares of its common stock (2023 ATM Facility). As of
December 31, 2023, the Company had not sold any shares of its common stock under the 2023 ATM Facility and on March 25, 2024, the Company provided notice to Leerink of its election to terminate the Sales Agreement, effective as of April 8, 2024.
On October 4, 2024, the Company effected a 1-for-10 reverse stock split of its common stock. The par value and the authorized shares of the common stock were not adjusted as a result of the reverse stock split. The accompanying consolidated financial statements and notes to the consolidated financial statements give retroactive effect to the reverse stock split for all periods presented.